FAIR VALUE (Tables)	12 Months Ended
Dec. 28, 2013
FAIR VALUE [Abstract]
Assets and Liabilities Measured at Fair Value
We apply the provisions of ASC 820, Fair Value Measurements and Disclosures, to assets and liabilities measured at fair value.  Assets and liabilities measured at fair value are as follows:

	December 28, 2013			December 29, 2012
(in thousands)	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	Total
Recurring:
Money market funds	$62	-	$62	$62	-	$62
Mutual funds:
Domestic stock funds	813	-	813	613	-	613
International stock funds	586	-	586	500	-	500
Target funds	176	-	176	145	-	145
Bond funds	139	-	139	140	-	140
Total mutual funds	1,776	-	1,776	1,398	-	1,398
Non-Recurring:
Property, plant and equipment	-	-	-	-	$1,600	$1,600
Assets at fair value	$1,776	-	$1,776	$1,460	$1,600	$3,060